Borrowings - Additional Information (Details 5) $ in Thousands, $ in Millions		12 Months Ended
	Nov. 19, 2020 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 19, 2020 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repayments of credit facility		$ 71,466	$ 90,457	$ 517,253
Total amount of loan		$ 1,344,817	$ 1,208,344	$ 1,126,658
Citibank N.A. Credit Agreement
Disclosure of detailed information about borrowings [line items]
Repayments of credit facility (as a percent)	60.00%
Repayments of credit facility	$ 2,300
Remaining credit facility (as a percent)	40.00%
Total amount of loan					$ 125
Number of equal and consecutive quarterly installments | installment	4
Citibank N.A. Credit Agreement | BADCOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					5.00%